Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 35,195,095		$ 29,779,476	$ 24,822,224
Labor and health insurance	1,641,494		1,514,696	1,306,608
Pension	1,658,923		1,517,727	1,428,158
Other employee benefit expenses	480,497		396,696	427,989
Depreciation	43,911,464		45,895,958	46,910,627
Amortization	2,894,942	$ 104,360	2,744,383	2,216,654
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	23,388,888		20,367,325	17,109,432
Labor and health insurance	1,183,315		1,061,848	911,037
Pension	1,259,044		1,138,429	1,066,877
Other employee benefit expenses	335,829		274,838	303,358
Depreciation	42,002,745		43,969,732	45,068,673
Amortization	834,384		895,732	848,214
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	11,806,207		9,412,151	7,712,792
Labor and health insurance	458,179		452,848	395,571
Pension	399,879		379,298	361,281
Other employee benefit expenses	144,668		121,858	124,631
Depreciation	1,908,719		1,926,226	1,841,954
Amortization	$ 2,060,558		$ 1,848,651	$ 1,368,440